Stock-based Compensation (Employee Common Share Purchase Plan and Dividend Reinvestment Plan) (Details) shares in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CAD ($) shares
Employee Common Share Purchase Plan
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee Common Share Purchase Plan, Description	Eligible employees may participate in Emera’s Employee Common Share Purchase Plan. As of December 31, 2020, the plan allows employees to make cash contributions of a minimum of $25 to a maximum of $20,000 Canadian dollars or $15,000 US dollars per year for the purpose of purchasing common shares of Emera. The Company also contributes 20 per cent of the employees’ contributions to the plan. The plan allows the reinvestment of dividends for all participants except for where it is prohibited by law.	Eligible employees may participate in Emera’s Employee Common Share Purchase Plan. As of December 31, 2020, the plan allows employees to make cash contributions of a minimum of $25 to a maximum of $20,000 Canadian dollars or $15,000 US dollars per year for the purpose of purchasing common shares of Emera. The Company also contributes 20 per cent of the employees’ contributions to the plan. The plan allows the reinvestment of dividends for all participants except for where it is prohibited by law.
Defined Contribution Plan, Minimum Annual Contributions Per Employee, Amount	$ 25
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 20,000	$ 15,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	20.00%	20.00%
Compensation cost for shares issued	$ 2,000,000		$ 1,000,000
Dividend Reinvestment Plan
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee Common Share Purchase Plan, Description	The Company also has a Common Shareholders Dividend Reinvestment and Share Purchase Plan (“Dividend Reinvestment Plan”) or (“DRIP”), which provides an opportunity for shareholders to reinvest dividends and purchase common shares. This plan provides for a discount of up to 5 per cent from the average market price of Emera’s common shares for common shares purchased in connection with the reinvestment of cash dividends. The discount was 2 per cent in 2020. Effective with the dividend payment of August 15, 2019, the discount changed from 5 per cent to 2 per cent.	The Company also has a Common Shareholders Dividend Reinvestment and Share Purchase Plan (“Dividend Reinvestment Plan”) or (“DRIP”), which provides an opportunity for shareholders to reinvest dividends and purchase common shares. This plan provides for a discount of up to 5 per cent from the average market price of Emera’s common shares for common shares purchased in connection with the reinvestment of cash dividends. The discount was 2 per cent in 2020. Effective with the dividend payment of August 15, 2019, the discount changed from 5 per cent to 2 per cent.
Maximum aggregate number of common shares reserved for issuance | shares	7	7	4
Discount from Market Price, Purchase Date	2.00%	2.00%
Dividend Reinvestment Plan | Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Discount from Market Price, Purchase Date	5.00%	5.00%